Assets Pledged as Collateral	12 Months Ended
Dec. 31, 2020
Disclosure Of Assets Pledged As Collateral Abstract
Assets Pledged as Collateral
8.	ASSETS PLEDGED AS COLLATERAL

The following table lists assets of the Company pledged as collateral:

	As of December 31,
	2019	2020	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Time deposit)	$811,035	$811,072	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	348,117	234,286	Science Park Bureau	Collateral for land lease
Refundable Deposits (Time deposit)	19,510	18,215	Science Park Bureau	Collateral for dormitory lease
Refundable Deposits (Time deposit)	41,785	41,785	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	1,000,000	1,000,000	Bank of China	Bank performance guarantee
Buildings	5,381,590	5,310,769	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	19,029,077	21,370,450	Taiwan Cooperative Bank, Mega International Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Transportation equipment	—	3,174	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Furniture and fixtures	—	281,663	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	292,120	289,552	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Total	$26,923,234	$29,360,966